Derivatives - fair value of the hedging derivative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2019 [1]
Fair value of the hedging derivative
Notional amount of financial assets	£ 179	£ 181
Derivative financial assets	166,523	150,029	[1]		£ 133,349
Derivative financial liabilities	160,705	146,879	[1]		£ 128,897
Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	130	22
Fair value hedging
Fair value of the hedging derivative
Changes in fair value used for hedge ineffectiveness	877	610		£ 54
IFRS netting | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	(5,049)	(3,464)
Derivatives before IFRS netting
Fair value of the hedging derivative
Notional amount of financial assets	208,900	226,200
Changes in fair value used for hedge ineffectiveness	(699)	(270)
Derivatives before IFRS netting | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	5,179	3,486
Interest rate swaps | Fair value hedging
Fair value of the hedging derivative
Notional amount of financial assets	65,500	65,100
Derivative financial assets	1,878	1,186
Changes in fair value used for hedge ineffectiveness	(875)	(585)
Interest rate swaps | Fair value hedging | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	3,844	2,641
Interest rate swaps | Cash flow hedging
Fair value of the hedging derivative
Notional amount of financial assets	128,800	148,400
Derivative financial assets	2,035	1,450
Changes in fair value used for hedge ineffectiveness	217	366
Interest rate swaps | Cash flow hedging | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	1,210	833
Derivatives
Fair value of the hedging derivative
Derivative financial assets	93	202
Derivatives | IFRS netting | Derivatives
Fair value of the hedging derivative
Derivative financial assets	(3,857)	(2,500)
Derivatives | Derivatives before IFRS netting
Fair value of the hedging derivative
Derivative financial assets	3,950	2,702
Exchange rate contracts
Fair value of the hedging derivative
Notional amount of financial assets	3,328,000	3,750,000
Derivative financial assets	52,239	44,792
Derivative financial liabilities	55,107	47,141
Exchange rate contracts | Cash flow hedging
Fair value of the hedging derivative
Notional amount of financial assets	14,400	12,300
Changes in fair value used for hedge ineffectiveness	(52)	(59)
Exchange rate contracts | Cash flow hedging | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	116	8
Exchange rate contracts | Net investment hedging
Fair value of the hedging derivative
Notional amount of financial assets	200	400
Changes in fair value used for hedge ineffectiveness	11	8
Exchange rate contracts | Net investment hedging | Derivatives
Fair value of the hedging derivative
Derivative financial liabilities	9	4
Exchange rate contracts | Derivatives | Cash flow hedging
Fair value of the hedging derivative
Derivative financial assets	37	66
Interest rate contracts
Fair value of the hedging derivative
Notional amount of financial assets	10,703,000	11,293,000
Derivative financial assets	114,115	104,957
Derivative financial liabilities	105,214	99,331
Credit derivatives
Fair value of the hedging derivative
Notional amount of financial assets	15,000	17,000
Derivative financial assets	161	280
Derivative financial liabilities	376	359
Equity and commodity contracts
Fair value of the hedging derivative
Notional amount of financial assets	1,000	3,000
Derivative financial assets	8
Derivative financial liabilities	£ 8	£ 48

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.